Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
IFRS Statement [Line Items]
Balance at beginning of period	$ 8,689
Total Allowance, including off-balance sheet instruments, at end of period	9,597	$ 9,594
Total Allowance for Loan Losses at end of period	8,567	8,655
Less: Total Allowance for off-balance sheet instruments	1,030	939
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	357	365
Net remeasurement due to transfers into stage	(1)	(3)
New originations or purchases	6	7
Net repayments	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(15)	(14)
Changes to risk, parameters, and models	43	11
Disposals	0	0
Write-offs	(4)	(1)
Recoveries	1	0
Foreign exchange and other adjustments	(2)	5
Total Allowance for Loan Losses at end of period	383	368
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,273	2,133
Balance at beginning of period	2,193
Net remeasurement due to transfers into stage	(11)	(4)
New originations or purchases	92	84
Net repayments	(54)	(51)
Derecognition of financial assets (excluding disposals and write-offs)	(64)	(61)
Changes to risk, parameters, and models	338	388
Disposals	0	0
Write-offs	(421)	(412)
Recoveries	78	78
Foreign exchange and other adjustments	(24)	34
Total Allowance, including off-balance sheet instruments, at end of period	2,207	2,189
Total Allowance for Loan Losses at end of period	2,137	2,115
Less: Total Allowance for off-balance sheet instruments	70	74
Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,790	2,699
Balance at beginning of period	2,292
Net remeasurement due to transfers into stage	22	(103)
New originations or purchases	48	36
Net repayments	35	40
Derecognition of financial assets (excluding disposals and write-offs)	(157)	(124)
Changes to risk, parameters, and models	535	601
Disposals	0	0
Write-offs	(529)	(529)
Recoveries	109	93
Foreign exchange and other adjustments	(57)	84
Total Allowance, including off-balance sheet instruments, at end of period	2,796	2,797
Total Allowance for Loan Losses at end of period	2,310	2,308
Less: Total Allowance for off-balance sheet instruments	486	489
Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,321	3,940
Net remeasurement due to transfers into stage	13	31
New originations or purchases	419	300
Net repayments	(126)	(12)
Derecognition of financial assets (excluding disposals and write-offs)	(624)	(441)
Changes to risk, parameters, and models	542	529
Disposals	(22)	(9)
Write-offs	(256)	(202)
Recoveries	20	16
Foreign exchange and other adjustments	(76)	88
Total Allowance, including off-balance sheet instruments, at end of period	4,211	4,240
Total Allowance for Loan Losses at end of period	3,737	3,864
Less: Total Allowance for off-balance sheet instruments	474	376
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	2,739
Total Allowance, including off-balance sheet instruments, at end of period	3,192	2,996
Total Allowance for Loan Losses at end of period	2,723	2,598
Less: Total Allowance for off-balance sheet instruments	469	398
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	102	116
Net remeasurement due to transfers into stage	(6)	(7)
New originations or purchases	6	7
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(4)
Changes to risk, parameters, and models	(12)	(28)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(1)	2
Total Allowance for Loan Losses at end of period	103	114
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	24	35
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(6)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	724	696
Balance at beginning of period	699
Net remeasurement due to transfers into stage	(84)	(82)
New originations or purchases	92	84
Net repayments	(23)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(21)
Changes to risk, parameters, and models	(96)	(102)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(9)	12
Total Allowance, including off-balance sheet instruments, at end of period	721	683
Total Allowance for Loan Losses at end of period	699	658
Less: Total Allowance for off-balance sheet instruments	22	25
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	202	185
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(60)	(64)
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)
Stage 1 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	944	947
Balance at beginning of period	743
Net remeasurement due to transfers into stage	(109)	(222)
New originations or purchases	48	36
Net repayments	15	18
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(27)
Changes to risk, parameters, and models	(98)	(247)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(20)	28
Total Allowance, including off-balance sheet instruments, at end of period	950	927
Total Allowance for Loan Losses at end of period	754	731
Less: Total Allowance for off-balance sheet instruments	196	196
Stage 1 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	281	485
Stage 1 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(91)	(86)
Stage 1 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(5)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,439	1,150
Net remeasurement due to transfers into stage	(31)	(28)
New originations or purchases	419	300
Net repayments	7	17
Derecognition of financial assets (excluding disposals and write-offs)	(267)	(169)
Changes to risk, parameters, and models	(92)	29
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(10)	41
Total Allowance, including off-balance sheet instruments, at end of period	1,418	1,272
Total Allowance for Loan Losses at end of period	1,167	1,095
Less: Total Allowance for off-balance sheet instruments	251	177
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	93	88
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(138)	(153)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(3)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period	4,362
Total Allowance, including off-balance sheet instruments, at end of period	4,705	4,774
Total Allowance for Loan Losses at end of period	4,150	4,239
Less: Total Allowance for off-balance sheet instruments	555	535
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	175	189
Net remeasurement due to transfers into stage	5	4
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(4)
Changes to risk, parameters, and models	38	26
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	0	1
Total Allowance for Loan Losses at end of period	194	181
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(34)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	15	11
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(11)
Stage 2 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,275	1,175
Balance at beginning of period	1,220
Net remeasurement due to transfers into stage	70	76
Net repayments	(26)	(25)
Derecognition of financial assets (excluding disposals and write-offs)	(29)	(30)
Changes to risk, parameters, and models	132	181
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(12)	17
Total Allowance, including off-balance sheet instruments, at end of period	1,211	1,224
Total Allowance for Loan Losses at end of period	1,163	1,175
Less: Total Allowance for off-balance sheet instruments	48	49
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(201)	(184)
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	80	87
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(78)	(73)
Stage 2 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,386	1,374
Balance at beginning of period	1,089
Net remeasurement due to transfers into stage	122	112
Net repayments	3	4
Derecognition of financial assets (excluding disposals and write-offs)	(29)	(22)
Changes to risk, parameters, and models	365	473
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(24)	40
Total Allowance, including off-balance sheet instruments, at end of period	1,395	1,372
Total Allowance for Loan Losses at end of period	1,105	1,079
Less: Total Allowance for off-balance sheet instruments	290	293
Stage 2 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(271)	(474)
Stage 2 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	116	107
Stage 2 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(273)	(242)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,092	1,937
Net remeasurement due to transfers into stage	45	58
Net repayments	(31)	(19)
Derecognition of financial assets (excluding disposals and write-offs)	(255)	(196)
Changes to risk, parameters, and models	195	250
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(39)	49
Total Allowance, including off-balance sheet instruments, at end of period	1,905	1,997
Total Allowance for Loan Losses at end of period	1,688	1,804
Less: Total Allowance for off-balance sheet instruments	217	193
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(93)	(88)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	142	158
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(151)	(152)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period	1,588
Total Allowance, including off-balance sheet instruments, at end of period	1,700	1,824
Total Allowance for Loan Losses at end of period	1,694	1,818
Less: Total Allowance for off-balance sheet instruments	6	6
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	80	60
Net remeasurement due to transfers into stage	0	0
Net repayments	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(6)
Changes to risk, parameters, and models	17	13
Disposals	0	0
Write-offs	(4)	(1)
Recoveries	1	0
Foreign exchange and other adjustments	(1)	2
Total Allowance for Loan Losses at end of period	86	73
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(5)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	10	11
Stage 3 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	274	262
Balance at beginning of period	274
Net remeasurement due to transfers into stage	3	2
Net repayments	(5)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(10)
Changes to risk, parameters, and models	302	309
Disposals	0	0
Write-offs	(421)	(412)
Recoveries	78	78
Foreign exchange and other adjustments	(3)	5
Total Allowance, including off-balance sheet instruments, at end of period	275	282
Total Allowance for Loan Losses at end of period	275	282
Less: Total Allowance for off-balance sheet instruments	0	0
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(20)	(23)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	81	76
Stage 3 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	460	378
Balance at beginning of period	460
Net remeasurement due to transfers into stage	9	7
Net repayments	17	18
Derecognition of financial assets (excluding disposals and write-offs)	(117)	(75)
Changes to risk, parameters, and models	268	375
Disposals	0	0
Write-offs	(529)	(529)
Recoveries	109	93
Foreign exchange and other adjustments	(13)	16
Total Allowance, including off-balance sheet instruments, at end of period	451	498
Total Allowance for Loan Losses at end of period	451	498
Less: Total Allowance for off-balance sheet instruments	0	0
Stage 3 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(11)
Stage 3 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(25)	(21)
Stage 3 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	282	247
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	790	853
Net remeasurement due to transfers into stage	(1)	1
Net repayments	(102)	(10)
Derecognition of financial assets (excluding disposals and write-offs)	(102)	(76)
Changes to risk, parameters, and models	439	250
Disposals	(22)	(9)
Write-offs	(256)	(202)
Recoveries	20	16
Foreign exchange and other adjustments	(27)	(2)
Total Allowance, including off-balance sheet instruments, at end of period	888	971
Total Allowance for Loan Losses at end of period	882	965
Less: Total Allowance for off-balance sheet instruments	6	6
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(5)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 153	$ 155